Property, plant, and equipment (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018	Jun. 30, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,542	$ 1,344	$ 1,381
Less accumulated depreciation and amortization	1,024	695	428
Property, plant and equipment, net	518	649	953	$ 562
Depreciation expense	700	900	400
Laboratory equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	638	445	423
Office and IT equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	654	651	689
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 250	$ 248	$ 269